Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
36. COMMITMENTS
The Group has certain contractual commitments to purchase clinker at the future market price
, which are effective until 2022. The estimate undiscounted future cash flows amount to approximately $ 845,6 million between 2020 and 2022. In addition, the Group has contractual commitment to purchase limestone at the future market pri
ce
,
until the year 2025 for an average
estimated
annual amount of $ 2,5
million
,

calculated
based on the market price at the end of the reporting period.
In the ordinary course of business, and in order to make sure that key supplies shall be provided, the Group has entered into agreements for the supply of gas
at the future market
price
,
with
estima
ted
payment commitments for a total amount of $ 1,267 million, payable as follows $ 946 million during the year 2020 and $ 321 million during the year
2021, calculated based on the market price at the end of the reporting period.

In addition, the Group has signed contracts with certain suppliers of electricity which will be settled at the market price at the time of supply. The estimated amount of
 the contracts using the market price at the end of the reporting period are
$ 415.8 million and $ 844.5 million for 2020 and 2021, respectively, and $ 597 million to be annually paid between 2022 and 2037.
Due to the agreement signed with Sinoma International Engineering Co. Ltd to build a new cement plant, Loma Negra C.I.A.S.A. assumed commitments totaling $ 2,167.6 million plus USD 107,4 million and Euro 41,6 million. Taking into account that, in the manner agreed upon, peso-denominated values ($ 2,167.6 million) are subject to periodical adjustments in accordance with an adjustment formula, the amount committed as of December 31, 2019 is USD 3.2 million, Euro 0.07 million and $ 545.3 million.
Finally, Yguazú Cementos S.A. has assumed commitments for electricity with Administración Nacional de Electricidad (“ANDE”) for Guaraníes 325,846,000 per month until December 31, 2023.